SCHEDULE OF ANALYSIS OF ACCOUNTS RECEIVABLE (Details) $ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)
Total account receivables, net	$ 11,206	$ 14,410	$ 16,257
Within Thirty Days [Member]
Total account receivables, net		4,799	6,345
Between Thirty One And Sixty Days [Member]
Total account receivables, net		1,367	3,290
Between Sixty One And Ninety Days [Member]
Total account receivables, net		2,261	1,413
Between Ninety One And One Hundred And Twenty Days [Member]
Total account receivables, net		1,307	1,089
Between One Hundred And Twenty One And One Hundred And Eighty Days [Member]
Total account receivables, net		2,867	1,478
Between One Hundred And Eighty One And Three Hundred And Sixty Days [Member]
Total account receivables, net		749	863
Over Three Hundred And Sixty Days [Member]
Total account receivables, net		$ 1,060	$ 1,779